Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Non Recurring Basis

The following summarizes the Company’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2025:

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	3,291,977	—	3,291,977	—
Wealth management products	270,000	—	270,000	—
Total	3,561,977	—	3,561,977	—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in thousands)
Short-term investments:
Time deposits	2,616,468	—	2,616,468	—
Wealth management products	253,213	—	253,213	—
Total	2,869,681	—	2,869,681	—
Long-term investments:
Long-term time deposits	35,000	—	35,000	—
Total	35,000	—	35,000	—